As filed with the Securities and Exchange Commission on September 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21167

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman California Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2013

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited)

Principal Amount	Security	Value†
($000's omitted)		($000's omitted)z
Municipal Notes (171.9%)
California (140.0%)
400	Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003-C, 5.13%, due 3/1/18	409	ß
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,760
500	California Ed. Fac. Au. Rev. (Scripps College), Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/15	537	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	2,051
590	California HFA Home Mtge. Rev., Ser. 2007-E, 5.00%, due 2/1/42	607
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2004-I, 4.95%, due 7/1/26 Putable 7/1/14	2,080	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	2,115	ß
1,000	California Hlth. Fac. Fin. Au. Rev. (Children Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,032	ß
800	California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles Co. Museum of Natural History Foundation), Ser. 2008-B, (LOC: Wells Fargo Bank N.A.), 0.03%, due 9/1/37	800	µß
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,013
500	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A, 5.00%, due 6/1/16	503	ß
375	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/25	366	ß
410	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/26	391	ß
455	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/27	426	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,099	ß
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	647	ß
555	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.), Ser. 2012-AN, 5.00%, due 12/1/21	667
2,000	California St. Dept. of Wtr. Res. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22	2,303
20	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	20
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,609
600	California St. G.O. (Kindergarten Univ.), Ser. 2004, (LOC: Citibank N.A.), 0.05%, due 5/1/34	600	µ
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	1,951	ñß
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,130
1,000	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svc.) (Cap. East End ), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/16	1,003
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,091
575	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	576	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005-A, 5.00%, due 3/1/20	1,043	ß
1,220	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,260	ß
1,000	California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser. 2005-G, 5.00%, due 7/1/22	1,020	ß
780	California Statewide CDA Rev. (Lancer Ed. Std. Hsg. Proj.), Ser. 2007, 5.40%, due 6/1/17	805	ß
1,255	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	1,384	ß
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.13%, due 7/1/24	1,646	ß
250	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	255	ß
1,500	Compton Unified Sch. Dist. Ref. G.O. (Election 2002), Ser. 2006-D, (AMBAC Insured), 0.00%, due 6/1/14	1,473
350	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/26	361
560	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/27	571
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,395	ß
250	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/13	250
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 2/1/17	1,138
2,000	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2010, 5.50%, due 12/1/24	2,044
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 0.00%, due 8/1/40	956	h
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,046
150	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/23	150
300	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/24	297
450	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/25	439
645	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.50%, due 9/1/26	588
690	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.63%, due 9/1/27	624
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,141
1,130	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	1,169
3,900	Los Angeles Co. Metro. Trans. Au. Sales Tax Prop. A First Tier Sr. Rev., Ser. 2012-A, 5.00%, due 7/1/21	4,639
2,050	Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. 2012-A, 5.00%, due 7/1/24	2,358
2,000	Los Angeles G.O., Ser. 2012-A, 5.00%, due 9/1/20	2,372
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,091
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	469	ß
1,070	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	881
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,068
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.70%, due 9/1/18	475
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.75%, due 9/1/19	471
1,290	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/17	1,293
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,466
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,551
555	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 4.00%, due 9/1/21	538
600	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/25	598
1,320	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/22	846
1,500	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/23	892
440	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	446
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,102
400	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	431
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	3,011
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24 Pre-Refunded 8/1/18	1,675
400	San Diego Pub. Facs. Fin. Au. Lease Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/19	440
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.80%, due 9/1/15	831
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	821
750	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-D2, 3.00%, due 5/1/21	756
1,000	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/21	1,135
2,115	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	2,119
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,045
890	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	892	ß
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	1,082
1,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/22	1,074
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/25	1,113
1,000	San Mateo Union High Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	542
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	900
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,474
310	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	275
575	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	507
325	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	274
270	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	219
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	839
505	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due 7/1/14	514
460	South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev. Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16	465
1,550	St. Helena Unified Sch. Dist. G.O. Cap. Appreciation (Election 2012), Ser. 2013-A-1, 0.00%, due 8/1/27	944	m
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,010
1,500	Sulphur Springs Union Sch. Dist. Cert. of Participation (Cap. Appreciation), Ser. 2010, (AGM Insured), 0.00%, due 12/1/37	1,411	c
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005-A, (AGM Insured), 5.00%, due 9/1/21	1,327
1,300	Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20	1,277
2,000	Twin Rivers Unified Sch. Dist. Cert. of Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2007, (AGM Insured), 3.20%, due 6/1/27 Putable 6/1/20	1,952	µ
2,000	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	2,146
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	2,159	i
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,725
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/26	1,876
2,250	Wiseburn Sch. Dist. G.O. Cap Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,138	j
		111,796
Florida (0.7%)
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	554	ß
Guam (3.7%)
1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,226
700	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	728
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,016
		2,970
Illinois (1.4%)
585	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	592
500	Illinois Fin. Au. Rev. (Navistar Int'l Rec. Zone Fac.), Ser. 2010, 6.50%, due 10/15/40	513	ß
		1,105
Massachusetts (1.2%)
1,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 5.00%, due 12/1/30	1,002
Nevada (1.4%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,096
New Jersey (0.9%)
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	712	ß
North Carolina (0.9%)
750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	691	ß
Pennsylvania (2.3%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	1,858	b
Puerto Rico (16.6%)
2,000	Puerto Rico Commonwealth Aqueduct & Swr. Au. Sr. Lien Rev., Ser. 2012-A, 4.25%, due 7/1/25	1,676
1,230	Puerto Rico Commonwealth Gov't Dev. Bank, Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	1,243
1,500	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2007-VV, 5.50%, due 7/1/20	1,557
1,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	847
400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int'l American Univ. Proj.), Ser. 2012, 5.00%, due 10/1/21	420	ß
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/15	1,002	ß
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,005
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,001
900	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2011-C, 5.00%, due 8/1/21	995
1,500	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/24	1,522
		13,268
Tennessee (0.7%)
500	Tennessee St. Energy Acquisition Corp. Gas Rev., Ser. 2006-A, 5.25%, due 9/1/23	530
Texas (2.1%)
1,750	Love Field Arpt. Modernization Corp. Spec. Fac. Rev. (Southwest Airlines Co. Proj.), Ser. 2010, 5.25%, due 11/1/40	1,710	ß

	Total Investments (171.9%) (Cost $137,203)	137,292	##

	Cash, receivables and other assets, less liabilities (2.0%)	1,556

	Liquidation Value of Auction Market Preferred Shares [(73.9%)]	(59,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$79,848

See Notes to Schedule of Investments

July 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 inputs used by an independent pricing service to value municipal securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2013:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
California Investments:
Municipal Notes^	$—	$137,292	$—	$137,292
Total Investments	—	137,292	—	137,292
Intermediate Investments:
Municipal Notes^	—	444,362	—	444,362
Miscellaneous^	—	2,001	—	2,001
Total Investments	—	446,363	—	446,363
New York Investments:
Municipal Notes^	—	115,156	—	115,156
Miscellaneous^	—	1,920	—	1,920
Total Investments	—	117,076	—	117,076

^	The Schedule of Investments provides information on the state categorization for the portfolio.

The Funds had no transfers between Levels 1 and 2 during the period ended July 31, 2013.

##	At July 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$137,208	$4,050	$3,966	$84
Intermediate	439,249	19,135	12,021	7,114
New York	119,700	3,314	5,938	(2,624)

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2013, these securities amounted to approximately $1,951,000 or 2.4% of net assets applicable to common shareholders for California.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2013, and at their final maturity dates.

b	Currently a zero coupon security; will convert to 6.00% on December 1, 2015.

c	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

d	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

h	Currently a zero coupon security; will convert to 6.75% on August 1, 2015.

i	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

j	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

k	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

m	Currently a zero coupon security; will convert to 4.00% on August 1, 2023.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

*	Security did not produce income during the last twelve months.

‡	Security had an event of default.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

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Restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

At July 31, 2013, these securities amounted to approximately $4,350,000 or 1.7% of net assets applicable to common shareholders for Intermediate and approximately $1,920,000 or 2.8% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of July 31, 2013	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of July 31, 2013

Intermediate	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28	1/31/2013	$2,000	0.7%	$2,001	0.8%
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	1,100	0.4%	0	0.0%
	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0%	2,349	0.9%
New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9%	0	0.0%
	CMS Liquidating Trust	11/21/2012	3,105	4.0%	1,920	2.8%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 27, 2013